Changes in fair value of financial assets / (liabilities) - Summary of Changes in Fair Value of Financial Instruments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets	¥ 265	¥ 12
Other non current financial assets at fair value through profit loss [member]
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets	3	(8)
Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets	231	20
Forward foreign exchange contracts [Member]
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets	¥ 31	¥ 0